Provision for post-employment benefits - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of net defined benefit (liability) asset
Service cost	£ 12.6	£ 12.0		£ 12.9
Administrative expenses	2.3	1.9		1.9
Charge to operating profit	14.9	13.9		14.8
Net interest expense on pension plans	1.8	2.9		3.5
Charge to profit before taxation for defined benefit plans	16.7	16.8		18.3
Actuarial gain/(loss) recognised in OCI	14.3	2.0	[1]	(36.6)	[1]
Post employment pension other comprehensive income
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)	(29.3)	57.2		16.7
Changes in demographic assumptions underlying the present value of the plan liabilities	(3.6)	3.8		5.9
Changes in financial assumptions underlying the present value of the plan liabilities	31.1	(54.0)		(64.3)
Experience gain/(loss) arising on the plan liabilities	15.7	(4.4)		5.1
Change in irrecoverable surplus	0.4	(0.6)		0.0
Actuarial gain/(loss) recognised in OCI	£ 14.3	£ 2.0		£ (36.6)

[1]	Figures have been restated as described in the accounting policies.